RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 026 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total value of plan's investment	$ 7,499,947,981	$ 6,935,174,439
Investment, advisory expenses	1,700,000
EBP, Nonemployer, Common Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment gain	1,700,000
Investment sold, selling price	8,000,000.0
Total value of plan's investment		6,300,000
EBP, Employer, Common Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment gain	188,300,000
Investment sold, selling price	71,900,000
Total value of plan's investment	505,600,000	$ 375,000,000.0
Investments acquired, purchase price	23,100,000
Investment from decrease from sale of business	$ 8,800,000
Maximum participant and employer contributions for employer stock fund	25.00%